CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital and financial risk management
Long-term debt and credit facilities	$ 1,589.9	$ 1,424.2
Current portion of long-term debt and credit facilities	40.0	499.7
Total debt	1,629.9	1,923.9
Common shareholders' equity	$ 6,580.9	$ 6,596.5
Total debt/ total debt and common shareholders' equity ratio	19.90%	22.60%
Minimum
Capital and financial risk management
Company target	0.00%	0.00%
Maximum
Capital and financial risk management
Company target	30.00%	30.00%